UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Ave., Suite 2400

New York, NY 10151

 (Address of principal executive offices)

(Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400,

New York, NY 10151

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 605-7100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

				Schedule of Investments
				September 30, 2013 (Unaudited)
Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS
Banks & Thrifts
92,900	Anchor Bancorp *	$ 711,836	$ 1,606,232
1,931	Eastern Virginia Bank *	9,909	11,779
131,840	Preferred Bank *	980,056	2,345,434
1,016	United Community Financial Corp. *	4,203	3,952
325,607	Wilshire Bancorp	963,224	2,660,209
		2,669,228	6,627,606	10.95%
Conglomerate
100	Steel Partners Holding L.P. *	1,109	1,502
142,049	Regency Affiliates, Inc.	750,235	1,173,325
		751,344	1,174,827	1.94%
Fabricated Metal Products
100	Circor International, Inc.	4,357	6,218	0.01%
Financial Services
170,687	Asta Funding, Inc.	239,960	1,517,407
294,445	BKF Capital Group, Inc. *	844,164	323,890
512,840	Cadus Corp. *	828,076	764,132
285,670	CoSine Communications, Inc. *	697,285	571,340
300	Gleacher & Co., Inc. *	4,147	4,125
1,000	Special Diversified Opportunities, Inc. *	309,864	355,688
1,141,027	SWK Holdings Corp. *	970,970	1,346,412
		3,894,466	4,882,994	8.07%
Furniture & Fixtures
20,000	Hooker Furniture	210,009	299,000
10,183	Flexsteel Industries, Inc.	52,316	254,270
		262,325	553,270	0.91%
General Industrial Machinery & Equipment
100	PMFG, Inc. *	753	739	0.00%

Greeting Cards & Gift-wrap
39,600	CSS Industries, Inc.	640,739	950,796	1.57%

Insurance
31,448	EMC Insurance Group	578,620	949,101
1,525,886	First Acceptance Corp. *	3,102,939	2,670,301
250,724	Hallmark Financial Services, Inc. *	1,640,612	2,223,922
26,840	Independence Holdings Co.	116,279	383,275
89,900	Montpelier Re Holdings Ltd.	1,177,775	2,341,895
98,818	National Security Group, Inc.	820,249	635,400
900	Navigators Group, Inc. *	33,483	51,993
80,400	Old Republic International Corp.	627,565	1,238,160
		8,097,522	10,494,047	17.34%
Manifold Business Forms
100	Ennis, Inc.	1,807	1,804	0.00%
Retail
17,150	ALCO Stores, Inc. *	128,985	239,414
100	Ruby Tuesday, Inc. *	725	750
49,335	Christopher & Banks Corp. *	51,303	355,705
		181,013	595,869	0.98%
Security Services
57,007	Costar Technologies, Inc. *	459,689	336,341	0.56%

Services-Educational
66,501	Ambassador Group, Inc.	279,602	229,428	0.38%

Test & Measurement
133,760	Electro Sensors, Inc.	557,931	544,403	0.90%

Trucking
400	Patriot Transportation Holdings, Inc. *	12,086	13,532	0.02%

Total for Common Stock		$ 17,812,862	$ 26,411,874	43.64%

Closed-End & Exchange Traded Funds
64,400	Capital Southwest Corp.	1,169,463	2,203,124
2,252	Central Europe & Russia Fund, Inc.	27,107	73,009
5,190	Guggenheim Solar	79,579	179,107
64,780	Japan Smaller Capitalization Fund, Inc.	414,666	588,850
143,437	MVC Capital, Inc.	1,254,961	1,873,287
27,359	Petroleum & Resources Corp.	462,344	739,787
3,417	Singapore Fund, Inc.	20,742	44,728
4,762	Turkish Investment Fund, Inc.	20,302	71,620
		3,449,164	5,773,512	9.54%

Total for Closed-End & Exchange Traded Funds		$ 3,449,164	$ 5,773,512	9.54%

Real Estate Investment Trust
30,700	American Land Lease, Inc. Preferred	644,555	739,870
41,500	Getty Realty Corp.	586,745	806,345

Total for Real Estate Investment Trust		$ 1,231,300	$ 1,546,215	2.55%

SHORT TERM INVESTMENTS
Money Market Fund
500,000	Federated Prime Cash Obligations Fund 0.07% **	500,000	500,000
26,546,372	First American Government Obligation Fund Class Z 0.02% **	26,546,372	26,546,372
500,000	Invesco Liquid Assets Portfolio 0.11% **	500,000	500,000

Total for Short Term Investments		$ 27,546,372	$ 27,546,372	45.52%

	Total Investments	$ 50,039,698	$ 61,277,973	101.25%

	Liabilities In Excess of Other Assets		(758,236)	-1.25%

	Net Assets		$ 60,519,737	100.00%

* Non-Income producing securities.
** Dividend Yield

NOTES TO FINANCIAL STATEMENTS
Pinnacle Value Fund
1. SECURITY TRANSACTIONS

At September 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $50,039,698 amounted to $11,238,277, which consisted of aggregate gross unrealized appreciation of $12,988,388 and aggregate gross unrealized depreciation of $1,750,111.

2. SECURITY VALUATION

The Fund will primarily invest in equities and convertible securities.  Investments in securities are carried at market value. Securities traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  When market quotations are not readily available, when Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service uses electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading lots of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value determined in good faith by Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which are within 60 days of maturity, are valued by using the amortized cost method.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$ 26,411,874	$0	$0	$ 26,411,874
Closed End & Exchange Traded Funds		$5,773,512	$0	$0	$5,773,512
Real Estate Investment Trusts		$1,546,215	$0	$0	$1,546,215
Cash Equivalents		$ 27,546,372	$0	$0	$27,546,372
Total		$ 61,277,973	$0	$0	$ 61,277,973

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date October 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date October 2, 2013

* Print the name and title of each signing officer under his or her signature.